Expense Example - PIMCO Inflation Response Multi-Asset Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	75	276	495	1,125	85	308	549	1,241	100	355	630	1,414	664	944	1,246	2,100